Cash Flow Information	12 Months Ended
Dec. 31, 2014
Supplemental Cash Flow Elements [Abstract]
Cash Flow Information

21.	CASH FLOW INFORMATION

(a)	Reconciliation of net loss to net cash flow generated from (used in) operating activities

	Year Ended December 31,
	2014	2013
Net loss	$(198,219)	$(447,660)
Loss from discontinued operations	191,407	370,967
Items not involving use of cash
Concentrate prepayment facility offsets (Note 10)	(53,826)	-
Stock-based compensation	5,681	10,141
Accretion expense	6,949	5,664
Depreciation	390,570	15,267
Accrued interest income	(4,460)	(8,870)
Gain on sale of other mineral property rights	(15,065)	-
Realized gains on sale of long-term investments	-	(235,000)
Realized and unrealized gains on other long-term investments	-	(2,190)
Change in fair value of derivative	32,970	(87,722)
Unrealized foreign exchange losses	106	578
Share of loss of significantly influenced investees	-	3,029
Write-down of carrying value of inventories	19,318	14,839
Write-down of carrying value of property, plant and equipment	8,170	-
Write-down of carrying value of long-term investments	-	1,582
Tax prepayment offset (Note 7)	80,013	-
Net change in non-cash operating working capital items:
(Increase) decrease in:
Accounts receivable	(12,510)	4,332
Due from related parties	(13,980)	(3,156)
Inventories	250,937	(450,531)
Prepaid expenses	5,145	(9,148)
(Decrease) increase in:
Accounts payable and accrued liabilities	(4,276)	93,340
Payable to related parties	(37,136)	(20,445)
Deferred revenue	33,336	106,799
Interest payable on long-term debt	(13,530)	13,530

Cash generated from (used in) operating activities of continuing operations	671,600	(624,654)

Cash used in operating activities of discontinued operations	(13,319)	(6,243)

Cash generated from (used in) operating activities	$658,281	$(630,897)

(b)	Supplementary information regarding other non-cash transactions

The non-cash investing and financing activities relating to continuing operations not already disclosed in the consolidated statements of cash flows were as follows:

	Year Ended December 31,
	2014	2013

Investing activities
Tax prepayment	$80,013	$-
Deferred consideration from sale of other mineral property rights	$5,000	$-

Financing activities
Rights offering (Note 14 (d))	$962,314	$-
Repayment of credit facility (Note 10 (b))	$(53,826)	$-

(c)	Other supplementary information

	Year Ended December 31,
	2014	2013

Interest paid	$26,479	$44,747

Income taxes paid	$1,832	$339